UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: September 30, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             October 22, 2008

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     103
Form 13F Information Table Value Total:     450175
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      582  8513.00 SH       SOLE                  8513.00
Abbott Laboratories            COM              002824100     4141 71925.00 SH       SOLE                 71925.00
Actuant Corp Cl A              COM              00508X203     3123 123750.00SH       SOLE                123750.00
Alliance Data Sys Corp         COM              018581108     9101 143600.00SH       SOLE                143600.00
Ametek Inc                     COM              031100100    14417 353620.00SH       SOLE                353620.00
Amphenol Corp Cl A             COM              032095101     9145 227825.00SH       SOLE                227825.00
Aptargroup Inc                 COM              038336103    14382 367722.00SH       SOLE                367722.00
BP plc - Sponsored ADR         COM              055622104      352  7024.00 SH       SOLE                  7024.00
Baldor Electric                COM              057741100     3824 132733.00SH       SOLE                132733.00
Bank Of America Corp           COM              060505104      853 24360.00 SH       SOLE                 24360.00
Baxter International Inc       COM              071813109     1597 24341.00 SH       SOLE                 24341.00
Beckman Coulter Inc            COM              075811109    11447 161250.00SH       SOLE                161250.00
Becton, Dickinson & Co         COM              075887109     1956 24375.00 SH       SOLE                 24375.00
Bed Bath & Beyond Inc          COM              075896100     6339 201817.00SH       SOLE                201817.00
Burlington Northern Santa Fe C COM              12189T104      231  2500.00 SH       SOLE                  2500.00
C R Bard                       COM              067383109    15070 158850.00SH       SOLE                158850.00
C.H. Robinson Worldwide        COM              12541w209     9968 195600.00SH       SOLE                195600.00
CIT Group Inc                  COM              125581108      348 50000.00 SH       SOLE                 50000.00
CVS/Caremark Corp              COM              126650100      921 27350.00 SH       SOLE                 27350.00
Capital One Financial Corp     COM              14040H105     2359 46258.00 SH       SOLE                 46258.00
Charles River Labs             COM              159864107     5203 93700.00 SH       SOLE                 93700.00
Chevron Texaco Corp            COM              166764100     2121 25718.00 SH       SOLE                 25718.00
Cisco Systems Inc              COM              17275R102      426 18875.00 SH       SOLE                 18875.00
Citigroup Inc                  COM              172967101      514 25062.00 SH       SOLE                 25062.00
City National Corp             COM              178566105     5484 101000.00SH       SOLE                101000.00
Colgate-Palmolive Co           COM              194162103      426  5650.00 SH       SOLE                  5650.00
Columbia Banking System Inc    COM              197236102     1885 106300.00SH       SOLE                106300.00
Costco Wholesale Corp          COM              22160K105     2411 37135.00 SH       SOLE                 37135.00
Covidien Ltd                   COM              G2552X108      809 15050.00 SH       SOLE                 15050.00
Danaher Corp                   COM              235851102    17107 246493.00SH       SOLE                246493.00
Dentsply International Inc     COM              249030107     8906 237250.00SH       SOLE                237250.00
Donaldson Co                   COM              257651109    17587 419641.00SH       SOLE                419641.00
Dun & Bradstreet Corp          COM              26483E100    10465 110900.00SH       SOLE                110900.00
East West Bancorp Inc          COM              27579R104     1027 75000.00 SH       SOLE                 75000.00
Edwards Lifesciences           COM              28176E108     6253 108250.00SH       SOLE                108250.00
Equifax Inc                    COM              294429105    10412 302235.00SH       SOLE                302235.00
Exxon Mobil Corp               COM              30231G102     3500 45074.00 SH       SOLE                 45074.00
Fastenal Co.                   COM              311900104     3294 66700.00 SH       SOLE                 66700.00
Fidelity National Information  COM              31620M106     5593 302975.00SH       SOLE                302975.00
Fifth Third Bancorp            COM              316773100      362 30426.00 SH       SOLE                 30426.00
Fiserv, Inc                    COM              337738108    15479 327115.00SH       SOLE                327115.00
General Electric Co            COM              369604103     4030 158050.00SH       SOLE                158050.00
General Mills                  COM              370334104      230  3354.00 SH       SOLE                  3354.00
Global Payments Inc.           COM              37940X102     7843 174825.00SH       SOLE                174825.00
Henry Schein Inc               COM              806407102     7881 146375.00SH       SOLE                146375.00
Honeywell Intn'l Inc           COM              438516106      532 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100     9163 239875.00SH       SOLE                239875.00
IMS Health Inc                 COM              449934108     1263 66800.00 SH       SOLE                 66800.00
ITT Corporation                COM              450911102    10975 197350.00SH       SOLE                197350.00
Idex Corp                      COM              45167R104    13910 448423.00SH       SOLE                448423.00
Int'l Business Machines        COM              459200101     1522 13015.00 SH       SOLE                 13015.00
Intel Corp                     COM              458140100      383 20448.54 SH       SOLE                 20448.54
Interline Brands Inc           COM              458743101     2956 182350.00SH       SOLE                182350.00
Inventiv Health Inc            COM              46122E105     3717 210500.00SH       SOLE                210500.00
J P Morgan Chase & Co          COM              46625H100      387  8296.00 SH       SOLE                  8296.00
Johnson & Johnson              COM              478160104     1898 27402.00 SH       SOLE                 27402.00
Landstar System Inc            COM              515098101     1793 40700.00 SH       SOLE                 40700.00
Lender Processing Services     COM              52602e102     4879 159862.00SH       SOLE                159862.00
M & T Bank Corp                COM              55261F104     7223 80925.00 SH       SOLE                 80925.00
MSC Industrial Direct Co Cl A  COM              553530106    10185 221075.00SH       SOLE                221075.00
Marshall & Ilsley Corp New     COM              571837103     4044 200708.00SH       SOLE                200708.00
McDonald's Corp                COM              580135101      247  4000.00 SH       SOLE                  4000.00
Merck & Co                     COM              589331107      754 23878.00 SH       SOLE                 23878.00
Metavante Technologies         COM              591407101     3679 191022.99SH       SOLE                191022.99
Micron Technology              COM              595112103      124 30557.00 SH       SOLE                 30557.00
Microsoft Corp                 COM              594918104      376 14086.00 SH       SOLE                 14086.00
National City Corp             COM              635405103       58 33050.00 SH       SOLE                 33050.00
New York Community Bancorp     COM              649445103      186 11100.00 SH       SOLE                 11100.00
PNC Financial Serv. Group      COM              693475105     4401 58917.00 SH       SOLE                 58917.00
Pactiv Corp                    COM              695257105     3514 141510.00SH       SOLE                141510.00
Pentair Inc                    COM              709631105     4377 126600.00SH       SOLE                126600.00
PepsiCo, Inc                   COM              713448108      570  8000.00 SH       SOLE                  8000.00
PerkinElmer, Inc               COM              714046109      283 11350.00 SH       SOLE                 11350.00
Pfizer Inc                     COM              717081103      413 22392.00 SH       SOLE                 22392.00
Pharmaceutical Product Devel   COM              717124101     6833 165240.00SH       SOLE                165240.00
Proctor & Gamble Co            COM              742718109      831 11928.00 SH       SOLE                 11928.00
Quest Diagnostics Inc          COM              74834L100    12100 234172.00SH       SOLE                234172.00
Robert Half Int'l Inc          COM              770323103     3215 129900.00SH       SOLE                129900.00
Rockwell Collins, Inc          COM              774341101     6456 134250.00SH       SOLE                134250.00
Royal Dutch Shell PLC-ADR A    COM              780259206      351  5940.00 SH       SOLE                  5940.00
Scripps Networks Int Cl A      COM              811065101      243  6700.00 SH       SOLE                  6700.00
Sealed Air Corp                COM              81211K100     7036 319972.00SH       SOLE                319972.00
Stryker Corp                   COM              863667101      212  3400.00 SH       SOLE                  3400.00
Teleflex Inc                   COM              879369106     6635 104500.00SH       SOLE                104500.00
Texas Instruments              COM              882508104      327 15200.00 SH       SOLE                 15200.00
Thermo Fisher Scientific Inc   COM              883556102     9996 181750.00SH       SOLE                181750.00
U.S. Bancorp                   COM              902973304     6362 176632.96SH       SOLE                176632.96
UCBH Holdings Inc.             COM              90262T308      948 147900.00SH       SOLE                147900.00
United Parcel Srvc Cl B        COM              911312106      951 15125.00 SH       SOLE                 15125.00
United Technologies Corp       COM              913017109     3064 51015.00 SH       SOLE                 51015.00
Varian Medical Systems         COM              92220P105     5053 88450.00 SH       SOLE                 88450.00
W R Berkley Corp               COM              084423102      756 32100.00 SH       SOLE                 32100.00
Wal-Mart Stores                COM              931142103      235  3920.00 SH       SOLE                  3920.00
Waters Corp                    COM              941848103     6309 108447.00SH       SOLE                108447.00
Wells Fargo & Co.              COM              949746101     4077 108620.00SH       SOLE                108620.00
Westamerica Bancorp            COM              957090103     5425 94300.00 SH       SOLE                 94300.00
Western Union Co               COM              959802109    10014 405921.00SH       SOLE                405921.00
Zimmer Holdings Inc            COM              98956P102      222  3440.00 SH       SOLE                  3440.00
Zions Bancorporation           COM              989701107     8021 207257.00SH       SOLE                207257.00
Franklin Oregon Tax Free Incom COM              354723785      268 24431.8420SH      SOLE               24431.8420
Lord Abbett Affiliated Fund Cl COM              544001100      296 27068.3340SH      SOLE               27068.3340
Prudent Bear Fund              COM              744294109       78 11421.8820SH      SOLE               11421.8820
Vanguard 500 Index Fund        COM              922908108      643 5984.1290SH       SOLE                5984.1290